Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of note payable

	March 31, 2025	June 30, 2024

Current portion of Notes Payable	$-	$5,000,000
Less: debt financing costs	-	(11,820)
Less: unearned discount	-	(111,212)
Plus: accretion of Loan Premium	-	824,242
Current portion of Notes Payable, net of financing costs, unearned premium and discount	$-	$5,701,210

	June 30, 2024	June 30, 2023

Current portion of Notes Payable	$5,000,000	$10,000,000
Less: debt financing costs	(11,820)	(108,751)
Less: unearned discount	(111,212)	(1,023,145)
Plus: accretion of Loan Premium	824,242	236,970
Current portion of Notes Payable, net of financing costs, unearned premium and discount	$5,701,210	$9,105,074

Non-current portion of Notes Payable

	June 30, 2024	June 30, 2023

Notes Payable	$-	$5,000,000
Less: debt financing costs	-	(11,820)
Less: unearned discount	-	(111,212)
Plus: accretion of Loan Premium	-	350,302
Notes Payable, net of the current portion financing costs, unearned premium and discount	$-	$5,227,270

Schedule of estimated future amortization expense and accretion of premium

	Unearned Discount	Debt Financing Costs	Loan Premium

Year ending June 30,
2025	$111,212	$11,820	$25,758
Total	$111,212	$11,820	$25,758